SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current			$ 10
Prior year taxes		142
Deferred taxes, net			7
Total	[1],[2]	$ 142	$ 17

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.